Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-234096
Entity Registrant Name	Sibanye Stillwater Limited
Entity Incorporation, State or Country Code	T3
Entity Address, Address Line One	Constantia Office Park
Entity Address, Address Line Two	Bridgeview House, Building 11, Ground Floor
Entity Address, Address Line Three	Cnr 14th Avenue & Hendrik Potgieter Road
Entity Address, City or Town	Weltevreden Park
Entity Address, Postal Zip Code	1709
Entity Address, Country	ZA
Title of 12(b) Security	Ordinary shares of no par value each
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,830,567,264
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	true
Document Financial Statement Restatement Recovery Analysis	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001786909
American Depositary Shares
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four ordinary shares
Trading Symbol	SBSW
Security Exchange Name	NYSE
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Constantia Office Park
Entity Address, Address Line Two	Bridgeview House, Building 11, Ground Floor
Entity Address, Address Line Three	Cnr 14th Avenue & Hendrik Potgieter Road
Entity Address, City or Town	Weltevreden Park
Entity Address, Postal Zip Code	1709
Entity Address, Country	ZA
Contact Personnel Name	Charl Keyter
City Area Code	011-27
Local Phone Number	11-278-9700